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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21868
                                   ---------

                      Surgeons Diversified Investment Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 633 N. Clair Street              Chicago, Illinois                    60611
--------------------------------------------------------------------------------
    (Address of principal executive offices)                        (Zip code)

                                 Savitri P. Pai

 Surgeons Asset Management, LLC   633 N. Clair Street   Chicago, Illinois 60611
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (312) 202-5056
                                                    --------------

Date of fiscal year end:   August 31, 2007
                           -----------------

Date of reporting period:  February 28, 2007
                           -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

SURGEONS
DIVERSIFIED
INVESTMENT
FUND

[AMERICAN COLLEGE OF SURGEONS LOGO]   Serving the membership of the
                                      American College of Surgeons

SEMI-ANNUAL REPORT
FEBRUARY 28, 2007
(UNAUDITED)

         | DIVERSIFIED
         | INVESTMENT
SURGEONS | FUND

SURGEONS DIVERSIFIED INVESTMENT FUND
================================================================================

April 26, 2007

Dear Fellow Shareholder,

Thank you for your investment in the Surgeons Diversified Investment Fund ("SDIF"). This Semi-Annual Report reflects the investments, performance and operations of SDIF for its first six months in existence. As of February 28, 2007, net assets in SDIF were approximately $33 million, and total return performance (including dividends) since the inception date of September 22, 2006 was 8.09%. SDIF's return can be compared against the return of 5.18% for the S&P 500/Lehman Brothers U.S. Aggregate Index*, and the return of 7.53% for the SDIF Blended Benchmark** for the same period.

As a shareholder of SDIF, you will be receiving semi-annual and annual reports at the end of the months of April and October, respectively. Our annual report will contain a full analysis of our performance and asset allocation strategies. We look forward to our continued growth with you.

John L. Cameron, MD, FACS
Chairman, Board of Trustees
Surgeons Diversified Investment Fund

Savitri P. Pai, Esq.
President
Surgeons Diversified Investment Fund

* The S&P 500 Index/Lehman Brothers U.S. Aggregate Index is comprised of 70% S&P 500 Index and 30% Lehman Brothers U.S. Aggregate Index.

** The SDIF Blended Benchmark is comprised of approximately 9% large cap value stock (Russell 1000 Value Index), 9% large cap growth stock (Russell 1000 Growth Index), 8% large cap index stock (S&P 500 Index), 3.5% small cap value stock (Russell 2000 Value Index), 3.5% small cap growth stocks (Russell 2000 Growth Index), 6% REIT stock (Dow Jones U.S. Real Estate Index), 6% energy stock (S&P Global Energy Sector Index), 25% international equity (MSCI EAFE Index), and 30% U.S. fixed income (Lehman Brothers U.S. Aggregate Index).

SURGEONS DIVERSIFIED INVESTMENT FUND
PORTFOLIO INFORMATION
FEBRUARY 28, 2007 (UNAUDITED)
================================================================================

ASSET ALLOCATION (% OF NET ASSETS)
--------------------------------------------------------------------------------

[PIE CHART OMITTED]             Energy            -  5.8%
                                International     - 24.0%
                                Large Cap Growth  -  8.7%
                                Large Cap Index   -  7.7%
                                Large Cap Value   -  8.7%
                                REITs             -  5.8%
                                Small Cap Growth  -  4.7%
                                Small Cap Value   -  4.7%
                                U.S. Fixed Income - 29.9%

SURGEONS DIVERSIFIED INVESTMENT FUND
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 2007 (UNAUDITED)
================================================================================

ASSETS
  Investments in securities:
    At acquisition cost .........................................   $34,072,201
                                                                    ===========
    At market value (Note 1) ....................................   $34,349,795
  Dividends receivable ..........................................         1,442
  Receivable for capital shares sold ............................        63,665
  Other assets ..................................................        28,329
                                                                    -----------
    TOTAL ASSETS ................................................    34,443,231
                                                                    -----------
LIABILITIES
  Payable for investment securities purchased ...................     1,086,105
  Payable to the Manager (Note 4) ...............................        37,663
  Payable to affiliate (Note 4) .................................         7,895
  Accrued custody fees ..........................................         1,250
  Other accrued expenses ........................................        17,660
                                                                    -----------
    TOTAL LIABILITIES ...........................................     1,150,573
                                                                    -----------
NET ASSETS ......................................................   $33,292,658
                                                                    ===========
NET ASSETS CONSIST OF:
Paid-in capital .................................................   $33,043,796
Distributions in excess of net investment income ................       (28,732)
Net unrealized appreciation on investments ......................       277,594
                                                                    -----------
Net assets ......................................................   $33,292,658
                                                                    ===========
Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value) ....................     3,108,755
                                                                    ===========
Net asset value, offering price and redemption price
  per share (Note 1) ............................................   $     10.71
                                                                    ===========

See accompanying notes to financial statements.

SURGEONS DIVERSIFIED INVESTMENT FUND
STATEMENT OF OPERATIONS
PERIOD ENDED FEBRUARY 28, 2007(a) (UNAUDITED)
================================================================================

INVESTMENT INCOME
  Dividends ........................................................   $311,649
                                                                       --------
EXPENSES
  Investment management fees (Note 4) ..............................     73,834
  Registration fees ................................................     20,742
  Administration fees (Note 4) .....................................     14,240
  Legal fees .......................................................     14,238
  Fund accounting fees (Note 4) ....................................     13,247
  Printing, postage and supplies ...................................      9,133
  Compliance service fees ..........................................      9,000
  Transfer agent and shareholder services fees (Note 4) ............      7,500
  Custodian fees ...................................................      7,032
  Trustees' fees and expenses ......................................      6,763
  Insurance expense ................................................      4,540
  Other expenses ...................................................      6,247
                                                                       --------
    TOTAL EXPENSES .................................................    186,516
  Less fees waived and expenses reimbursed by the
    Manager (Note 4) ...............................................    (86,840)
                                                                       --------
    NET EXPENSES ...................................................     99,676
                                                                       --------
NET INVESTMENT INCOME ..............................................    211,973
                                                                       --------
UNREALIZED GAIN ON INVESTMENTS
  Net change in unrealized appreciation/depreciation
    on investments .................................................    277,594
                                                                       --------
NET INCREASE IN NET ASSETS FROM OPERATIONS .........................   $489,567
                                                                       ========

(a) Represents the period from the commencement of operations on September 22, 2006 through February 28, 2007.

See accompanying notes to financial statements.

SURGEONS DIVERSIFIED INVESTMENT FUND
STATEMENT OF CHANGES IN NET ASSETS
PERIOD ENDED FEBRUARY 28, 2007(a) (UNAUDITED)
================================================================================

FROM OPERATIONS
  Net investment income .........................................   $   211,973
  Net change in unrealized appreciation/depreciation on
    investments .................................................       277,594
                                                                    -----------
Net increase in net assets from operations ......................       489,567
                                                                    -----------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ....................................      (240,705)
                                                                    -----------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold .....................................    32,703,091
  Net asset value of shares issued in
    reinvestment of distributions to shareholders ...............       240,705
                                                                    -----------
Net increase in net assets from capital share transactions ......    32,943,796
                                                                    -----------

TOTAL INCREASE IN NET ASSETS ....................................    33,192,658

NET ASSETS
  Beginning of period ...........................................       100,000
                                                                    -----------
  End of period .................................................   $33,292,658
                                                                    ===========

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME ................   $   (28,732)
                                                                    ===========
CAPITAL SHARE ACTIVITY
  Sold ..........................................................     3,076,132
  Reinvested ....................................................        22,623
                                                                    -----------
  Net increase in shares outstanding ............................     3,098,755
  Shares outstanding at beginning of period .....................        10,000
                                                                    -----------
  Shares outstanding at end of period ...........................     3,108,755
                                                                    ===========

(a) Represents the period from the commencement of operations on September 22, 2006 through February 28, 2007.

See accompanying notes to financial statements.

SURGEONS DIVERSIFIED INVESTMENT FUND
FINANCIAL HIGHLIGHTS (UNAUDITED)
================================================================================

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT THE PERIOD ENDED FEBRUARY 28, 2007(a)
--------------------------------------------------------------------------------

Net asset value at beginning of period ...........................   $ 10.00
                                                                     -------
Income from investment operations:
  Net investment income ..........................................      0.09
  Net unrealized gain on investments .............................      0.72
                                                                     -------
Total from investment operations .................................      0.81
                                                                     -------
Less distributions:
  Dividends from net investment income ...........................     (0.10)
                                                                     -------
Net asset value at end of period .................................   $ 10.71
                                                                     =======
Total return (b) .................................................      8.09%(c)
                                                                     =======
Net assets at end of period (000's) ..............................   $33,293
                                                                     =======

Ratio of net expenses to average net assets (d) ..................      1.35%(e)

Ratio of net investment income to average net assets .............      2.84%(e)

Portfolio turnover rate ..........................................         0%

(a) Represents the period from the commencement of operations on September 22, 2006 through February 28, 2007.

(b) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)   Not annualized.

(d) Absent investment management fee waivers and expense reimbursements by the Manager, the ratio of expenses to average net assets would have been 2.50%(e) for the period ended February 28, 2007 (Note 4).

(e)   Annualized.

See accompanying notes to financial statements.

SURGEONS DIVERSIFIED INVESTMENT FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
================================================================================

 SHARES     EXCHANGE-TRADED FUNDS -- 100.0%                             VALUE
--------------------------------------------------------------------------------
            ENERGY -- 5.8%
   18,299   iShares S&P Global Energy Sector Index Fund..........   $ 1,927,983
                                                                    -----------
            INTERNATIONAL -- 24.0%
  107,696   iShares MSCI EAFE Index Fund.........................     7,985,658
                                                                    -----------
            LARGE CAP GROWTH -- 8.7%
   52,055   iShares Russell 1000 Growth Index Fund...............     2,888,532
                                                                    -----------
            LARGE CAP INDEX -- 7.7%
   18,201   S&P Depositary Receipts Trust Series 1...............     2,565,431
                                                                    -----------
            LARGE CAP VALUE -- 8.7%
   35,105   iShares Russell 1000 Value Index Fund................     2,890,897
                                                                    -----------
            REITS -- 5.8%
   21,940   iShares Dow Jones U.S. Real Estate Index Fund........     1,934,450
                                                                    -----------
            SMALL CAP GROWTH -- 4.7%
   19,737   iShares Russell 2000 Growth Index Fund...............     1,576,987
                                                                    -----------
            SMALL CAP VALUE -- 4.7%
   19,470   iShares Russell 2000 Value Index Fund................     1,564,220
                                                                    -----------
            U.S. FIXED INCOME -- 29.9%
   98,636   iShares Lehman Aggregate Bond Fund...................     9,947,440
                                                                    -----------

            TOTAL EXCHANGE-TRADED FUNDS (Cost $33,004,004).......   $33,281,598
                                                                    -----------

 SHARES     SHORT-TERM INVESTMENTS -- 3.2%                             VALUE
--------------------------------------------------------------------------------
1,068,197   Northern Institutional Government Fund - Select Class
              (Cost $1,068,197)..................................   $ 1,068,197
                                                                    -----------
            TOTAL INVESTMENTS AT VALUE -- 103.2%
              (Cost $34,072,201).................................   $34,349,795

            LIABILITIES IN EXCESS OF OTHER ASSETS -- (3.2%)......    (1,057,137)
                                                                    -----------

            TOTAL NET ASSETS -- 100.0%...........................   $33,292,658
                                                                    ===========

See accompanying notes to financial statements.

SURGEONS DIVERSIFIED INVESTMENT FUND
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2007 (UNAUDITED)
================================================================================

1. ORGANIZATION

Surgeons Diversified Investment Fund (the "Fund") is an open-end diversified management investment company established as an Ohio business trust under a Declaration of Trust dated March 2, 2006. On July 27, 2006, 10,000 shares of the Fund were issued for cash, at $10.00 per share, to Surgeons Asset Management, LLC (the "Manager"), the investment manager to the Fund. The public offering of shares of the Fund commenced on September 22, 2006. The Fund had no operations prior to the public offering of shares except for the intitial issuance of shares.

The  investment   objective  of  the  Fund  is  to  provide   long-term  capital
appreciation and income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund's significant accounting policies:

SECURITIES VALUATION - The Fund's portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern time). Securities listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ. In the event that market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted in good faith by the Board of Trustees.

SHARE VALUATION - The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

SECURITY TRANSACTIONS - Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The tax character of distributions paid during the period ended February 28, 2007 was ordinary income.

SURGEONS DIVERSIFIED INVESTMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes is required.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of February 28, 2007:

--------------------------------------------------------------------------------
Cost of portfolio investments ...................................   $34,072,201
                                                                    ===========
Gross unrealized appreciation....................................   $   420,867
Gross unrealized depreciation....................................      (143,273)
                                                                    -----------
Net unrealized appreciation......................................   $   277,594
Distributions in excess of net investment income.................       (28,732)
                                                                    -----------
Accumulated earnings ............................................   $   248,862
                                                                    ===========
--------------------------------------------------------------------------------

3. INVESTMENT TRANSACTIONS

During the period ended February 28, 2007, cost of purchases of investment securities, other than short-term investments and U.S. government securities, was $33,013,320. There were no sales of investment securities, other than short-term investments, during the period.

4. TRANSACTIONS WITH AFFILIATES

INVESTMENT MANAGEMENT CONTRACT

Under the terms of an Investment Management Contract between the Fund and the Manager, the Manager serves as the investment manager to the Fund. For its services, the Fund pays the Manager an investment management fee computed at the annual rate of 1.00% of the Fund's average daily net assets.

Pursuant to an Expense Limitation Agreement, the Manager has contractually agreed to waive its fees and/or reimburse the Fund for its ordinary operating expenses to the extent necessary to maintain the total operating expenses of the Fund at a ratio of 1.35% of the Fund's average daily net assets until at least August 31, 2009. Any such fee waivers by

SURGEONS DIVERSIFIED INVESTMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

the Manager through August 31, 2009, or thereafter, or payments by the Manager of expenses which are the Fund's obligation, are subject to repayment by the Fund, provided that the repayment does not cause the Fund's ordinary operating expenses to exceed the 1.35% limit, and provided further that the fees and expenses which are the subject of the repayment were incurred within three years of the repayment. During the period ended February 28, 2007, the Manager waived all of its investment management fees and reimbursed fund operating expenses of $13,006. As of February 28, 2007, the amount available for recovery of fees and expenses that have been waived or reimbursed by the Manager on behalf of the Fund is $86,840, which expires during the year ended August 31, 2010.

SUBADVISORY AGREEMENT

Northern Trust Investments, N.A. (the "ETF Subadviser"), has been retained by the Manager to manage the Fund's investments in Exchange Traded Funds (the "Underlying ETFs") pursuant to the terms of a Subadvisory Agreement between the ETF Subadviser, the Manager and the Fund. The Manager (not the Fund) will pay the ETF Subadviser a fee based on the Fund's average daily net assets, subject to a minimum annual fee. The ETF Subadviser is a wholly-owned subsidiary of The Northern Trust Company, which is the principal subsidiary of Northern Trust Corporation and serves as the Custodian to the Fund.

ADMINISTRATION AGREEMENT

Under the terms of an Administration Agreement with the Fund, Ultimus Fund Solutions, LLC ("Ultimus") supplies executive, administrative and regulatory services to the Fund, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission ("SEC") and state securities authorities. For these services, the Fund pays to Ultimus, on a monthly basis, a fee equal to 0.15% per annum of the Fund's average daily net assets up to $50 million, 0.125% of such assets from $50 million to $100 million, 0.10% of such assets from $100 million to $250 million, 0.075% of such assets from $250 million to $500 million and 0.05% of such assets in excess of $500 million, provided, however, that the minimum fee is $2,000 per month. For the period ended February 28, 2007, the Fund paid Ultimus $14,240 for administration services.

ACCOUNTING SERVICES AGREEMENT

Under the terms of a Fund Accounting Agreement with the Fund, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, Ultimus receives a base fee of $2,500 per month, plus an asset-based fee at the annual rate of 0.01% of the first $500 million of the Fund's average daily net assets and 0.005% of such assets in excess of $500 million. During the period ended February 28, 2007, the Fund paid Ultimus $13,247 for fund accounting services. In addition, the Fund pays all costs of external pricing services.

SURGEONS DIVERSIFIED INVESTMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

TRANSFER AGENT  AGREEMENT

Under the terms of a Transfer Agent and Shareholder Services Agreement with the Fund, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchase and redemption of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives a fee payable monthly at an annual rate of $20 per account, provided, however, that the minimum fee is $1,500 per month. In addition, the Fund pays out-of-pocket expenses, including but not limited to, postage and supplies. During the period ended February 28, 2007, the Fund paid Ultimus $7,500 for transfer agent and shareholder services.

DISTRIBUTION AGREEMENT

Pursuant to the terms of a Distribution Agreement with the Fund, Ultimus Fund Distributors, LLC (the "Distributor") serves as the Fund's principal underwriter. The Distributor receives annual compensation of $6,000 for such services. The fees payable to the Distributor are currently paid by the Manager (not the Fund).

Certain trustees and officers of the Fund are directors and officers of the Manager, or of Ultimus, or of the Distributor.

DISTRIBUTION PLAN

The Fund has adopted a plan of distribution pursuant to and in accordance with Rule 12b-1 of the Investment Company Act of 1940 (the "Plan") under which the Fund may reimburse expenses related to the distribution and promotion of Fund shares. The annual limitation for payment of such expenses pursuant to the Plan is 0.25% of the Fund's average daily net assets. During the period ended February 28, 2007, the Fund did not pay any distribution related expenses.

5. CONTINGENCIES AND COMMITMENTS

The Fund indemnifies its officers and trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

SURGEONS DIVERSIFIED INVESTMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

6. ACCOUNTING PRONOUNCEMENT

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as the Fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its Semi-Annual Report on February 29, 2008.

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of February 28, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

SURGEONS DIVERSIFIED INVESTMENT FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution fees (12b-1) and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from September 22, 2006 through February 28, 2007.

The table below illustrates the Fund's costs in two ways:

Actual fund return - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

Hypothetical 5% return - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge any sales loads.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

SURGEONS DIVERSIFIED INVESTMENT FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED) (CONTINUED)
================================================================================

More information about the Fund's expenses, including annualized expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

--------------------------------------------------------------------------------

                             BEGINNING            ENDING
                           ACCOUNT VALUE       ACCOUNT VALUE     EXPENSES PAID
                         SEPTEMBER 22, 2006  FEBRUARY 28, 2007   DURING PERIOD*
--------------------------------------------------------------------------------
Based on Actual Fund Return    $1,000.00         $1,080.90          $6.16
Based on Hypothetical
  5% Return (before expenses)  $1,000.00         $1,016.00          $5.97
--------------------------------------------------------------------------------

*     Expenses are equal to the Fund's annualized expense ratio of 1.35% for the
      period,   multiplied  by  the  average  account  value  over  the  period, multiplied by 160/365 (to reflect the period covered by this report).

OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The Fund files a complete listing of portfolio holdings of the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-800-282-1581. Furthermore, you may obtain a copy of these filings on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-208-6070, or on the Securities and Exchange Commission's website at http://www.sec.gov.

SURGEONS DIVERSIFIED INVESTMENT FUND
APPROVAL OF INVESTMENT MANAGEMENT
CONTRACT AND SUBADVISORY AGREEMENT (UNAUDITED)
================================================================================

At a meeting on July 21, 2006, the Board, including all of the Independent Trustees, considered information relating to the Fund's Investment Management Contract with the Manager and the Subadvisory Agreement with the ETF Subadviser (collectively, the "Agreements"). In advance of the meeting, the Board received, and had the opportunity to review, information relating to the Agreements and other material, ask questions and request further information in connection with its consideration. At the conclusion of the Board's discussion, the Board approved the Agreements.

In reviewing the Agreements and considering the information provided, the Independent Trustees were advised by independent legal counsel. The Board considered the factors it deemed relevant, including principally: (1) the nature, quality and extent of the services proposed to be provided, (2) the costs of the services proposed to be provided, (3) whether economies of scale may be realized as the Fund grows, and (4) other benefits that could accrue to the Manager and the ETF Subadviser through its relationship with the Fund. The Board did not consider the investment performance of the Fund or the Manager's or the Subadviser's profitability because the Fund had not commenced investment operations. In its deliberations, the Board, in exercising its business judgment, did not identify any single factor that alone was responsible for the Board's decision to approve the Agreements.

Based on its evaluation of the materials, the Board, including the interested and Independent Trustees, concluded that the Agreements are fair and reasonable and in the best interests of the Fund's shareholders. In reaching its conclusions, the Board considered the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services proposed to be provided by the Manager and the ETF Subadviser, including investment research, selection of ETFs, and monitoring compliance with the Fund's investment restrictions, policies and procedures.

The Board reviewed the qualifications, background and responsibilities of the key personnel of the Manager and the ETF Subadviser who would be responsible for the day-to-day management of the Fund. The Board also reviewed information pertaining to the Manager's and the ETF Subadviser's organizational structure, senior management, financial stability, investment operations, and other relevant information. The Board considered the compliance programs of the Manager and the ETF Subadviser, and the Manager's role in coordinating the investment, administrative and other services to be provided to the Fund.

SURGEONS DIVERSIFIED INVESTMENT FUND
APPROVAL OF INVESTMENT MANAGEMENT
CONTRACT AND SUBADVISORY AGREEMENT
(UNAUDITED)(CONTINUED)
================================================================================

The Board noted that the Manager has represented that it was established as a subsidiary of The American College of Surgeons (the "College") to provide investment advisory services solely to the Fund, primarily as a benefit for College members. The Board also noted that the Manager does not intend to provide services to other clients and that the Manager does not expect to generate a profit.

Based on the foregoing, the Board concluded that the Fund is likely to benefit from the nature, quality and extent of the services to be provided by the Manager and the ETF Subadviser under the Agreements.

Costs of Services

The Board reviewed the fees to be paid to the Manager and the ETF Subadviser under the Agreements. The Board compared the Fund's proposed fees and estimated total operating expenses to those of comparable funds managed by other advisers. The Board considered that the Manager had agreed to reimburse the operating expenses of the Fund to the extent they exceed 1.35% of the Fund's average daily net assets annually. The Board noted that the estimated total operating expense ratio, after fee waivers, is lower than the peer group average. In light of the foregoing, the Board concluded that the costs of services proposed to be provided were fair and reasonable and in the best interests of shareholders.

Economies of Scale

The Board discussed whether the proposed fee schedule reflects the potential for economies of scale for the benefit of Fund shareholders. The Board noted that because the Fund had not commenced operations, economies of scale was not a dispositive factor, but as the Fund's assets grow, this factor will become more relevant to its consideration of the Agreements.

Other Benefits

The Board considered that the Manager and the ETF Subadviser may receive, in addition to the advisory fees, various ancillary benefits as a result of providing services to the Fund. The Board concluded that it would be fair and reasonable and in the best interests of each Fund and its shareholders to approve the Agreements.

After full consideration of these and other factors, the Board concluded that approval of the Agreements was fair and reasonable and in the best interests of the Fund and its shareholders. Accordingly, the Board, including the Independent Trustees, unanimously approved the Agreements for an initial two-year term.

                      This page intentionally left blank.

INVESTMENT MANAGER                            CUSTODIAN

Surgeons Asset Management, LLC                The Northern Trust Company
633 North Saint Clair Street                  50 South LaSalle Street
Chicago, Illinois 60611-3211                  Chicago, Illinois 60675

312.202.5056

                                              INDEPENDENT REGISTERED
SUBADVISER                                    PUBLIC ACCOUNTING FIRM

Northern Trust Investments, N.A.              Ernst & Young LLP
50 South LaSalle Street                       1900 Scripps Center
Chicago, Illinois 60675                       312 Walnut Street
                                              Cincinnati, Ohio 45202

ADMINISTRATOR/TRANSFER AGENT                  LEGAL COUNSEL

Ultimus Fund Solutions, LLC                   Bell, Boyd & Lloyd LLP
225 Pictoria Drive, Suite 450                 Three First National Plaza
Cincinnati, Ohio 45246                        70 West Madison Street, Suite 3100
                                              Chicago, Illinois 60602-4207
1-800.208.6070

[AMERICAN COLLEGE OF SURGEONS LOGO]   Serving the membership of the
                                      American College of Surgeons

         | DIVERSIFIED
         | INVESTMENT
SURGEONS | FUND

633 N. Saint Clair St.
Chicago, IL 60611
Voice 800.208.6070 Fax 312.202.5026

www.surgeonsfund.com

ITEM 2.  CODE OF ETHICS.

No required

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant's Committee of Independent Trustees shall review shareholder recommendations to fill vacancies on the registrant's board of trustees if such recommendations are submitted in writing, addressed to the Committee at the registrant's offices, and meet any minimum qualifications adopted by the Committee from time to time. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto



Exhibit 99.CERT      Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT   Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Surgeons Diversified Investment Fund
             ------------------------------------

By (Signature and Title)* /s/ Savitri P. Pai
                          --------------------------
                          Savitri P. Pai, President

Date  May 2, 2007
     --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Savitri P. Pai
                          --------------------------
                          Savitri P. Pai, President

Date  May 2, 2007
     --------------

By (Signature and Title)* /s/ Mark J. Seger
                          --------------------------
                          Mark J. Seger, Treasurer

Date  May 2, 2007
     --------------

* Print the name and title of each signing officer under his or her signature.